Document and Entity Information	Oct. 02, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 02, 2023
Entity File Number	001-37568
Entity Registrant Name	PDS BIOTECHNOLOGY CORPORATION
Entity Central Index Key	0001472091
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-4231384
Entity Address, Address Line One	303 A College Road East
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08540
City Area Code	800
Local Phone Number	208-3343
Title of 12(b) Security	Common Stock, par value $0.00033 per share
Trading Symbol	PDSB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false